Balance Sheet Details - Schedule of Property Plant and Equipment (Details) - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Property, plant, and equipment, gross	$ 1,085,000	$ 1,066,000
Less accumulated depreciation	(624,000)	(518,000)
Property, plant, and equipment, net	461,000	548,000
Computers and Equipment [Member]
Property, plant, and equipment, gross	1,064,000	1,045,000
Furniture and Fixtures [Member]
Property, plant, and equipment, gross	$ 21,000	$ 21,000